united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

Fortunatus Protactical New Opportunity Fund

Annual Report

October 31, 2015

1-844-798-3646

www.fortunatusfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

Period to date, through October 31, 2015, the Fortunatus Protactical New Opportunity Fund (FPOIX), returned -1.60 percent. This was roughly in line with the MSCI ACWI Small Cap Net Index, the benchmark for the Fund, which had a return of -0.08 percent over the same time period. Note the inception of the Fund was December 29th, 2014.

The return of the Fund over this time frame reflects the positioning of the Fund in 2015. The strategy of the Fund is to track as closely as possible the Fortunatus Protactical Global Small Cap Index, a custom index created by Fortunatus Investments and calculated by Standard and Poors. The Index provides exposure to small cap stocks in the U.S., international developed markets, and emerging markets. Since these are very volatile market segments, the Fund tactically manages the exposure to each of them based on a proprietary measure of the trend between the market segments and the trend of the market segments themselves.

For the first 10 months of the Fund’s existence, those proprietary market trends have favored small cap stocks in the U.S. compared to international developed and emerging markets. Also, small cap stocks remained in favor over the period, so no defensive positions were taken for risk management purposes. Thus, the Fund was fully invested in this part of the global small cap universe. This fully invested U.S. small cap exposure was reflected in the performance of the Fund.

Sincerely,

Fortunatus Investments, LLC

Fortunatus Protactical New Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2015

The Portfolio’s performance figures* for the period ended October 31, 2015, as compared to its benchmark:

Inception** - October 31, 2015
Fortunatus Protactical New Opportunity Fund - Class A	(1.60)%
Fortunatus Protactical New Opportunity Fund - Class A with load	(7.26)%
Fortunatus Protactical New Opportunity Fund - Class I	(1.60)%
MSCI ACWI Small Cap Net Index	(0.08)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.23% for Class A shares and 1.98% for Class I shares per the November 24, 2014, prospectus. Performance figures for periods less than I year are annualized. For performance information current to the most recent month-end, please call toll-free 1-844-798-3646.

**	Inception date is December 29, 2014.

MSCI ACWI Small Cap Net Index - The index captures small cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 6,06I constituents, the index covers about 14% of the free float-adjusted market capitalization in each country.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Common Stock	89.1%
Exchange Trade Funds - Equity Funds	10.0%
Short Term Investments	1.3%
Other Assets Less Liabilities	(0.4)%
100.00%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2015

Shares		Fair Value
	COMMON STOCKS - 89.1%
	ADVERTISING - 0.0%
2,127	Harte-Hanks, Inc.	$9,040
1,080	Sizmek, Inc. *	6,404
		15,444
	AEROSPACE/DEFENSE - 1.5%
1,869	AAR Corp.	42,408
3,656	Aerojet Rocketdyne Holdings, Inc. *	61,933
992	Aerovironment, Inc. *	22,885
1,054	Cubic Corp.	47,272
2,632	Curtiss-Wright Corp.	183,082
1,360	Kaman Corp.	52,890
2,213	Moog, Inc. *	136,675
254	National Presto Industries, Inc.	22,365
		569,510
	AGRICULTURE - 0.3%
1,287	Andersons, Inc.	45,560
1,301	Universal Corp.	70,267
		115,827
	AIRLINES - 0.8%
768	Allegiant Travel Co.	151,642
2,725	Hawaiian Holdings, Inc. *	94,557
2,351	Republic Airways Holdings, Inc. *	13,542
2,335	SkyWest, Inc.	44,458
		304,199
	APPAREL - 1.3%
4,022	Crocs, Inc. *	43,438
2,078	G-III Apparel Group Ltd. *	114,477
2,323	Iconix Brand Group, Inc. *	35,588
855	Oxford Industries, Inc.	62,261
552	Perry Ellis International, Inc. *	11,851
3,273	Steven Madden Ltd. *	114,064
686	Unifi, Inc. *	20,985
5,752	Wolverine World Wide, Inc.	106,815
		509,479
	AUTO PARTS & EQUIPMENT - 0.7%
1,758	Dorman Products, Inc. *	82,063
1,878	Gentherm, Inc. *	92,323
956	Motorcar Parts of America, Inc. *	32,179
1,016	Standard Motor Products, Inc.	44,958
1,182	Superior Industries International, Inc.	23,262
2,691	Titan International, Inc.	19,106
		293,891
	BANKS - 8.1%
933	Banner Corp.	45,782
3,923	BBCN Bancorp, Inc.	65,867
4,123	Boston Private Financial Holdings, Inc.	47,250
1,579	Cardinal Financial Corp.	35,891
1,350	Central Pacific Financial Corp.	30,186

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	BANKS (Continued) - 8.1%
752	City Holding Co.	$35,968
3,020	Columbia Banking System, Inc.	100,626
2,359	Community Bank System, Inc.	96,153
5,539	CVB Financial Corp.	96,655
5,050	First BanCorp. *	19,139
4,330	First Commonwealth Financial Corp.	39,793
3,068	First Financial Bancorp.	59,151
3,552	First Financial Bankshares, Inc.	118,139
4,468	First Midwest Bancorp, Inc.	79,620
804	First NBC Bank Holding Co. *	29,901
9,432	FNB Corp.	127,049
4,104	Glacier Bancorp, Inc.	112,285
1,622	Hanmi Financial Corp.	41,361
3,415	Home BancShares, Inc.	146,572
1,535	Independent Bank Corp.	71,746
2,557	LegacyTexas Financial Group, Inc.	73,386
4,078	MB Financial, Inc.	131,475
8,048	National Penn Bancshares, Inc.	96,898
2,565	NBT Bancorp, Inc.	72,102
2,089	OFG Bancorp.	19,240
6,154	Old National Bancorp.	86,156
1,851	Pinnacle Financial Partners, Inc.	97,400
4,589	PrivateBancorp, Inc.	191,958
2,034	S&T Bancorp, Inc.	64,844
1,642	Simmons First National Corp.	84,629
1,054	Southside Bancshares, Inc.	28,353
2,844	Talmer Bancorp, Inc.	47,836
2,500	Texas Capital Bancshares, Inc. *	138,000
564	Tompkins Financial Corp.	30,614
4,493	TrustCo Bank Corp.	27,991
2,339	UMB Financial Corp.	114,798
3,661	United Bankshares, Inc.	144,793
3,014	United Community Banks, Inc.	60,762
1,340	Walker & Dunlop, Inc. *	38,873
1,239	Westamerica Bancorp.	54,776
3,466	Wilshire Bancorp, Inc.	37,051
2,669	Wintrust Financial Corp.	134,758
		3,175,827
	BIOTECHNOLOGY - 1.4%
2,492	Acorda Therapeutics, Inc. *	89,812
388	ANI Pharmaceuticals, Inc. *	16,234
1,790	Cambrex Corp. *	82,286
1,429	Emergent Biosolutions, Inc. *	45,942
913	Ligand Pharmaceuticals, Inc. *	82,490
3,655	Medicines Co. *	125,147
3,213	Momenta Pharmaceuticals, Inc. *	52,725
1,568	Repligen Corp. *	52,120
2,821	Spectrum Pharmaceuticals, Inc. *	14,698
		561,454

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	BUILDING MATERIALS - 1.7%
1,954	AAON, Inc.	$39,998
1,664	Apogee Enterprises, Inc.	82,418
2,319	Boise Cascade Co. *	69,408
1,388	Drew Industries, Inc.	83,044
1,424	Gibraltar Industries, Inc. *	36,056
2,142	Griffon Corp.	36,800
4,200	Headwaters, Inc. *	86,310
2,325	PGT, Inc. *	28,039
1,841	Quanex Building Products Corp.	34,740
2,361	Simpson Manufacturing Co, Inc.	89,671
1,188	Universal Forest Products, Inc.	86,284
		672,768
	CHEMICALS - 1.8%
1,444	A Schulman, Inc.	51,825
1,298	Aceto Corp.	39,148
1,349	American Vanguard Corp.	18,090
1,788	Balchem Corp.	122,120
2,639	Calgon Carbon Corp.	45,391
435	Hawkins, Inc.	18,026
2,644	HB Fuller Co.	100,446
1,024	Innophos Holdings, Inc.	43,510
1,263	Innospec, Inc.	69,768
2,675	Intrepid Potash, Inc. *	10,326
1,062	Koppers Holdings, Inc.	20,136
1,636	Kraton Performance Polymers, Inc. *	33,358
638	Quaker Chemical Corp.	50,644
1,977	Rayonier Advanced Materials, Inc.	18,228
970	Stepan Co.	51,342
		692,358
	COAL - 0.1%
2,825	Cloud Peak Energy, Inc. *	8,390
3,148	SunCoke Energy, Inc.	15,614
		24,004
	COMMERCIAL SERVICES - 4.7%
2,956	ABM Industries, Inc.	83,950
1,226	Albany Molecular Research, Inc. *	22,117
856	American Public Education, Inc. *	18,601
2,638	AMN Healthcare Services, Inc. *	74,840
2,871	Brink’s Co.	88,944
494	Capella Education Co.	22,304
2,555	Cardtronics, Inc. *	88,147
2,738	Career Education Corp. *	9,884
751	CDI Corp.	6,008
470	CorVel Corp. *	15,604
1,471	Cross Country Healthcare, Inc. *	19,858
2,020	ExamWorks Group, Inc. *	57,046
508	Forrester Research, Inc.	16,393
1,946	Green Dot Corp. *	36,079
4,023	Healthcare Services Group, Inc.	149,897

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	COMMERCIAL SERVICES (Continued) - 4.7%
1,734	HealthEquity, Inc. *	$56,719
2,137	Heartland Payment Systems, Inc.	158,138
852	Heidrick & Struggles International, Inc.	22,629
5,415	HMS Holdings Corp. *	57,020
1,093	Insperity, Inc.	50,781
1,511	Kelly Services, Inc.	23,874
2,812	Korn/Ferry International	102,272
429	Landauer, Inc.	16,941
322	LendingTree, Inc. *	39,078
1,722	Matthews International Corp.	99,411
498	Medifast, Inc. *	13,929
1,850	Monro Muffler Brake, Inc.	137,214
4,488	Monster Worldwide, Inc. *	28,140
2,258	Navigant Consulting, Inc. *	38,838
1,466	Nutrisystem, Inc.	33,909
2,576	On Assignment, Inc. *	116,203
1,908	Resources Connection, Inc.	34,249
517	Strayer Education, Inc. *	27,360
2,058	TrueBlue, Inc. *	59,620
1,161	Universal Technical Institute, Inc.	4,934
951	Viad Corp.	28,635
		1,859,566
	COMPUTERS - 2.0%
645	Agilysys, Inc. *	7,334
1,398	CACI International, Inc. *	135,662
3,550	Ciber, Inc. *	12,673
2,636	Electronics For Imaging, Inc. *	122,416
812	Engility Holdings, Inc.	26,138
1,850	ExlService Holdings, Inc. *	81,881
2,060	Insight Enterprises, Inc. *	52,324
2,498	LivePerson, Inc. *	19,484
2,661	Lumentum Holdings, Inc. *	38,159
1,604	Mercury Systems, Inc. *	27,473
714	MTS Systems Corp.	47,145
1,671	Super Micro Computer, Inc. *	47,139
1,820	Sykes Enterprises, Inc. *	52,780
889	TeleTech Holdings, Inc.	25,870
1,557	Virtusa Corp. *	89,419
		785,897
	COSMETICS/PERSONAL CARE - 0.1%
902	Inter Parfums, Inc.	24,913

	DISTRIBUTION/WHOLESALE - 1.1%
1,229	Core-Mark Holding Co., Inc.	99,905
1,888	Essendant, Inc.	65,268
2,431	Pool Corp.	198,224
1,377	ScanSource, Inc. *	47,520
376	Veritiv Corp. *	15,792
		426,709

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
769	Calamos Asset Management, Inc.	$7,221
1,182	Encore Capital Group, Inc. *	48,107
1,193	Enova International, Inc. *	15,509
2,138	Evercore Partners, Inc.	115,452
2,723	Financial Engines, Inc.	87,572
1,317	Greenhill & Co, Inc.	34,005
3,175	Interactive Brokers Group, Inc.	130,619
832	INTL. FCStone, Inc. *	26,616
1,668	Investment Technology Group, Inc. *	26,705
2,068	MarketAxess Holdings, Inc.	209,509
797	Piper Jaffray Cos. *	28,349
2,648	PRA Group, Inc. *	145,110
347	Virtus Investment Partners, Inc.	40,613
1,890	WageWorks, Inc. *	90,758
446	World Acceptance Corp. *	17,006
		1,023,151
	ELECTRIC - 1.7%
2,450	ALLETE, Inc.	123,015
3,661	Avista Corp.	123,925
2,345	El Paso Electric Co.	90,681
2,692	NorthWestern Corp.	145,879
3,252	UIL Holdings Corp.	165,819
		649,319
	ELECTRICAL COMPONENT & EQUIPMENT - 1.1%
2,365	Advanced Energy Industries, Inc. *	66,882
919	Encore Wire Corp.	39,306
2,726	Enersys	166,259
2,254	General Cable Corp.	34,689
1,192	Littelfuse, Inc.	119,116
534	Powell Industries, Inc.	17,793
897	Vicor Corp. *	8,665
		452,710
	ELECTRONICS - 2.8%
401	American Science & Engineering, Inc.	15,029
720	Badger Meter, Inc.	43,618
547	Bel Fuse, Inc.	9,862
2,640	Benchmark Electronics, Inc. *	52,219
2,293	Brady Corp.	52,166
1,930	Checkpoint Systems, Inc.	14,436
1,223	Coherent, Inc. *	66,287
1,615	CTS Corp.	29,361
1,041	Electro Scientific Industries, Inc.	4,861
1,250	ESCO Technologies, Inc.	46,363
818	FARO Technologies, Inc. *	27,640
2,441	II-VI, Inc. *	44,231
1,920	Itron, Inc. *	70,522
2,304	Methode Electronics, Inc.	76,792
1,871	Newport Corp. *	28,271
1,079	OSI Systems, Inc. *	92,988

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	ELECTRONICS (Continued) - 2.8%
1,015	Park Electrochemical Corp.	$16,585
1,962	Plexus Corp. *	67,924
1,346	Rofin-Sinar Technologies, Inc. *	38,980
921	Rogers Corp. *	42,845
4,735	Sanmina Corp. *	97,872
2,765	TASER International, Inc. *	64,729
2,562	TTM Technologies, Inc. *	18,703
1,631	Watts Water Technologies, Inc.	88,792
		1,111,076
	ENERGY - ALTERNATE SOURCES - 0.2%
1,155	FutureFuel Corp.	17,799
1,748	Green Plains, Inc.	35,851
248	REX American Resources Corp. *	13,618
		67,268
	ENGINEERING & CONSTRUCTION - 1.4%
1,804	Aegion Corp. *	34,799
1,867	Comfort Systems USA, Inc.	59,613
1,967	Dycom Industries, Inc. *	149,669
3,460	EMCOR Group, Inc.	167,049
1,272	Exponent, Inc.	65,394
1,041	MYR Group, Inc. *	23,423
1,369	Orion Marine Group, Inc. *	5,353
2,265	TopBuild Corp. *	63,714
		569,014
	ENTERTAINMENT - 0.6%
1,519	Marriott Vacations Worldwide Corp.	97,824
3,476	Pinnacle Entertainment, Inc. *	121,695
2,503	Scientific Games Corp. *	27,758
		247,277
	ENVIRONMENTAL CONTROL - 0.3%
3,499	Tetra Tech, Inc.	94,123
1,062	US Ecology, Inc.	41,641
		135,764
	FOOD - 1.9%
3,414	B&G Foods, Inc.	123,894
737	Calavo Growers, Inc.	37,889
1,693	Cal-Maine Foods, Inc.	90,508
8,989	Darling Ingredients, Inc. *	90,969
1,221	Diamond Foods, Inc. *	48,376
855	J&J Snack Foods Corp.	104,985
996	Sanderson Farms, Inc.	69,232
388	Seneca Foods Corp. *	11,322
2,990	Snyder’s-Lance, Inc.	106,265
1,819	SpartanNash Co.	50,750
		734,190
	FOREST PRODUCTS & PAPER - 0.6%
942	Clearwater Paper Corp. *	47,505
513	Deltic Timber Corp.	31,785
777	Neenah Paper, Inc. *	52,378

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	FOREST PRODUCTS & PAPER (Continued) - 0.6%
2,068	PH Glatfelter Co.	$40,119
1,495	Schweitzer-Mauduit International, Inc.	58,036
		229,823
	GAS - 2.2%
2,527	Laclede Group, Inc.	148,006
4,670	New Jersey Resources Corp.	147,946
1,315	Northwest Natural Gas Co.	62,817
4,448	Piedmont Natural Gas Co, Inc.	254,915
3,767	South Jersey Industries, Inc.	99,863
2,547	Southwest Gas Corp.	156,539
		870,086
	HAND/MACHINE TOOLS - 0.2%
1,994	Franklin Electric Co, Inc.	65,722

	HEALTHCARE - PRODUCTS - 4.0%
1,020	Abaxis, Inc.	51,214
3,122	ABIOMED, Inc. *	229,967
3,618	Affymetrix, Inc. *	33,286
590	Analogic Corp.	51,696
1,233	AngioDynamics, Inc. *	15,511
1,987	Cantel Medical Corp.	117,789
1,538	CONMED Corp.	62,381
1,127	CryoLife, Inc.	11,879
1,090	Cynosure, Inc. *	41,028
1,457	Greatbatch, Inc. *	77,877
3,016	Haemonetics Corp. *	101,880
1,692	Hanger, Inc. *	24,399
801	ICU Medical, Inc. *	88,086
507	Inogen, Inc. *	21,669
1,430	Integra LifeSciences Holdings Corp. *	85,185
1,418	Invacare Corp.	24,503
1,921	Luminex Corp. *	34,962
2,733	Masimo Corp. *	108,445
2,070	Meridian Bioscience, Inc.	39,351
2,109	Merit Medical Systems, Inc. *	39,101
7,471	MiMedx Group, Inc. *	54,389
1,903	Natus Medical, Inc. *	86,644
2,769	NuVasive, Inc. *	130,586
622	SurModics, Inc. *	13,267
695	Vascular Solutions, Inc *	22,323
		1,567,418
	HEALTHCARE - SERVICES - 1.9%
2,061	Air Methods Corp. *	84,357
387	Almost Family, Inc. *	16,014
1,763	Amedisys, Inc. *	69,780
928	Chemed Corp.	145,965
1,090	Ensign Group, Inc.	45,954
1,710	Healthways, Inc. *	20,127
992	IPC Healthcare, Inc. *	77,872

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	HEALTHCARE - SERVICES (Continued) - 1.9%
4,298	Kindred Healthcare, Inc.	$57,593
562	LHC Group, Inc. *	25,326
1,514	Magellan Health, Inc. *	80,848
580	Providence Service Corp. *	29,957
4,815	Select Medical Holdings Corp.	54,409
661	US Physical Therapy, Inc .	32,429
		740,631
	HOME BUILDERS - 0.3%
1,159	M/I Homes, Inc. *	26,599
1,967	Meritage Homes Corp. *	69,356
1,231	Winnebago Industries, Inc.	25,839
		121,794
	HOME FURNISHINGS - 0.9%
608	American Woodmark Corp. *	44,202
1,820	Daktronics, Inc.	17,654
817	DTS, Inc. *	24,314
1,299	Ethan Allen Interiors, Inc.	35,346
1,444	iRobot Corp. *	43,334
2,981	La-Z-Boy, Inc.	85,107
3,050	Select Comfort Corp. *	64,660
761	Universal Electronics, Inc. *	36,201
777	VOXX International Corp. *	4,009
		354,827
	HOUSEHOLD PRODUCTS/WARES - 0.8%
524	Central Garden & Pet Co. *	8,337
2,041	Central Garden & Pet Co. - Class A *	34,452
1,701	Helen of Troy Ltd. *	168,756
2,346	Wausau Paper Corp.	23,953
676	WD-40 Co.	64,612
		300,110
	INSURANCE - 2.6%
4,628	American Equity Investment Life Holding Co.	118,847
912	AMERISAFE, Inc.	49,914
907	eHealth, Inc. *	10,839
1,523	Employers Holdings, Inc.	40,314
407	HCI Group, Inc.	17,749
2,560	Horace Mann Educators Corp.	87,654
549	Infinity Property & Casualty Corp.	44,205
524	Navigators Group, Inc. *	44,723
3,035	ProAssurance Corp.	160,734
2,049	RLI Corp.	124,682
612	Safety Insurance Group, Inc.	35,465
3,165	Selective Insurance Group, Inc.	115,491
1,075	Stewart Information Services Corp.	43,183
988	United Fire Group, Inc.	36,744
848	United Insurance Holdings Corp.	14,009
1,933	Universal Insurance Holdings, Inc.	60,986
		1,005,539

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	INTERNET - 1.7%
4,340	8x8, Inc. *	$46,264
1,927	Blucora, Inc. *	18,885
523	Blue Nile, Inc. *	17,834
1,902	comScore, Inc. *	81,368
1,960	DHI Group, Inc. *	17,738
314	ePlus, Inc. *	26,508
965	FTD Cos, Inc. *	27,329
1,016	HealthStream, Inc. *	24,191
2,529	j2 Global, Inc.	196,124
1,089	Liquidity Services, Inc. *	8,919
3,559	NIC, Inc.	67,514
1,750	Perficient, Inc. *	29,260
1,573	QuinStreet, Inc. *	8,730
871	Stamps.com, Inc. *	65,856
1,330	VASCO Data Security International, Inc. *	25,283
1,167	XO Group, Inc. *	17,657
		679,460
	IRON/STEEL - 0.1%
8,882	AK Steel Holding Corp. *	25,669

	LEISURE TIME - 0.1%
667	Arctic Cat, Inc.	13,700
3,651	Callaway Golf Co.	36,328
		50,028
	LODGING - 0.4%
4,647	Boyd Gaming Corp. *	92,894
1,942	Interval Leisure Group, Inc.	34,276
868	Marcus Corp.	17,959
394	Monarch Casino & Resort, Inc. *	8,644
		153,773
	MACHINERY - CONSTRUCTION & MINING - 0.1%
892	Astec Industries, Inc.	28,990

	MACHINERY - DIVERSIFIED - 1.0%
1,424	Albany International Corp.	53,500
2,328	Applied Industrial Technologies, Inc.	96,170
2,275	Briggs & Stratton Corp.	40,427
1,508	Chart Industries, Inc. *	25,922
620	DXP Enterprises, Inc. *	18,761
581	Lindsay Corp.	39,380
2,308	SPX FLOW, Inc. *	78,241
901	Tennant Co.	52,186
		404,587
	MEDIA - 0.6%
2,525	EW Scripps Co	55,701
6,772	Gannett Co., Inc.	107,133
1,564	Scholastic Corp.	63,921
		226,755

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	METAL FABRICATE/HARDWARE - 0.5%
912	CIRCOR International, Inc.	$41,879
586	Haynes International, Inc.	23,118
2,946	Mueller Industries, Inc.	92,858
460	Olympic Steel, Inc.	4,402
1,980	RTI International Metals, Inc.	21,067
		183,324
	MINING - 0.7%
2,482	Century Aluminum Co. *	8,985
3,082	Globe Specialty Metals, Inc.	38,895
999	Kaiser Aluminum Corp.	81,209
1,003	Materion Corp.	30,240
6,216	Stillwater Mining Co. *	58,057
2,631	US Silica Holdings, Inc.	47,516
		264,902
	MISCELLANEOUS MANUFACTURER - 2.1%
3,087	Actuant Corp.	70,384
1,320	Azz, Inc.	73,036
2,822	Barnes Group, Inc.	106,079
1,177	EnPro Industries, Inc.	57,802
1,441	Fabrinet *	31,226
2,988	Federal Signal Corp.	44,999
3,776	Harsco Corp.	40,517
3,520	Hilldenbrand, Inc.	104,438
1,463	John Bean Technologies Corp.	65,630
1,016	LSB Industries, Inc. *	15,900
806	Lydall, Inc. *	27,589
1,126	Myers Industries, Inc.	17,577
2,174	SPX Corp.	26,632
610	Standex International Corp.	54,729
956	Sturm Ruger & Co, Inc.	54,435
1,177	Tredegar Corp.	16,784
		807,757
	OFFICE FURNISHINGS - 0.2%
4,626	Interface, Inc.	90,438

	OIL & GAS - 1.0%
1,682	Approach Resources, Inc. *	3,970
2,599	Bill Barrett Corp. *	12,657
1,875	Bonanza Creek Energy, Inc. *	10,669
2,827	Carrizo Oil & Gas, Inc. *	106,380
780	Contango Oil & Gas Co. *	5,967
2,681	Northern Oil and Gas, Inc. *	13,512
2,314	PDC Energy, Inc. *	139,627
3,395	Penn Virginia Corp. *	2,101
2,702	Rex Energy Corp. *	6,106
2,889	Stone Energy Corp. *	16,150
5,595	Synergy Resources Corp. *	62,608
2,235	Unit Corp. *	28,183
		407,930

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	OIL & GAS SERVICES - 1.1%
1,775	Basic Energy Services, Inc. *	$6,585
1,713	Bristow Group, Inc.	59,492
970	CARBO Ceramics, Inc.	16,994
3,845	Exterran Holdings, Inc.	83,590
2,595	Flotek Industries, Inc. *	46,970
731	Geospace Technologies Corp. *	11,228
603	Gulf Island Fabrication, Inc.	6,096
1,301	Gulfmark Offshore, Inc.	8,118
4,870	Helix Energy Solutions Group, Inc. *	28,149
6,542	ION Geophysical Corp. *	2,421
1,268	Matrix Service Co. *	28,784
4,001	Newpark Resources, Inc. *	22,646
2,916	Pioneer Energy Services Corp. *	6,736
861	SEACOR Holdings, Inc. *	50,300
1,756	Tesco Corp.	14,048
3,812	TETRA Technologies, Inc. *	25,693
		417,850
	PACKAGING & CONTAINERS - 0.2%
4,373	KapStone Paper and Packaging Corp.	95,113

	PHARMACEUTICALS - 1.9%
670	Anika Therapeutics, Inc. *	25,809
3,336	Depomed, Inc. *	58,380
594	Enanta Pharmaceuticals, Inc. *	16,686
4,096	Impax Laboratories, Inc. *	141,845
1,542	Lannett Co, Inc. *	69,035
6,913	Nektar Therapeutics *	82,057
1,934	Neogen Corp. *	104,533
1	OPKO Health, Inc. *	7
1,490	PharMerica Corp. *	42,569
3,036	Prestige Brands Holding, Inc. *	148,794
1,157	Sagent Pharmaceuticals, Inc. *	19,449
1,346	Supernus Pharmaceuticals, Inc. *	22,209
		731,373
	REAL ESTATE - 0.2%
1,672	Forestar Group, Inc. *	23,659
2,037	HFF, Inc.	70,317
		93,976
	REAL ESTATE INVESTMENT TRUSTS - 6.7%
3,997	Acadia Realty Trust	131,461
865	Agree Realty Corp.	28,009
2,155	American Assets Trust, Inc.	90,855
4,719	Capstead Mortgage Corp.	45,538
2,645	CareTrust REIT, Inc.	29,941
3,729	Cedar Realty Trust, Inc.	26,066
3,120	Chesapeake Lodging Trust	85,925
1,332	CoreSite Realty Corp.	73,193
11,785	Cousins Properties, Inc.	118,321
11,503	DiamondRock Hospitality Co.	134,355

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 6.7%
1,674	EastGroup Properties, Inc.	$94,012
2,694	Education Realty Trust, Inc.	96,742
3,192	EPR Properties	181,338
4,327	Franklin Street Properties Corp.	45,087
4,198	GEO Group, Inc.	135,469
1,236	Getty Realty Corp.	20,864
3,427	Government Properties Income Trust	55,792
4,652	Healthcare Realty Trust, Inc.	148,987
4,375	Inland Real Estate Corp.	38,719
4,376	Kite Realty Group Trust	115,570
11,710	Lexington Realty Trust	103,516
2,040	LTC Properties, Inc.	87,414
13,440	Medical Properties Trust, Inc.	151,872
4,932	Parkway Properties, Inc.	82,512
3,986	Pennsylvania Real Estate Investment Trust	89,605
1,127	PS Business Parks, Inc.	96,685
5,228	Retail Opportunity Investments Corp.	94,784
3,591	Sabra Health Care REIT, Inc.	81,444
575	Saul Centers, Inc.	32,240
4,189	Summit Hotel Properties, Inc.	54,792
621	Universal Health Realty Income Trust	30,858
1,396	Urstadt Biddle Properties, Inc.	28,060
		2,630,026
	RETAIL - 5.7%
3,535	Barnes & Noble, Inc.	45,920
1,591	Barnes & Noble Education, Inc. *	23,467
803	Big 5 Sporting Goods Corp.	7,347
79	Biglari Holdings, Inc. *	30,346
1,016	BJ’s Restaurants, Inc. *	43,617
1,144	Bob Evans Farms, Inc.	49,501
1,637	Buckle, Inc.	58,015
2,554	Caleres, Inc.	78,050
1,435	Cash America International, Inc.	49,551
1,223	Cato Corp.	46,180
1,036	Children’s Place, Inc.	55,602
936	DineEquity, Inc.	78,109
4,424	Express, Inc. *	85,383
2,228	Ezcorp, Inc. *	14,838
2,300	Finish Line, Inc.	42,849
1,364	First Cash Financial Services, Inc. *	52,037
2,082	Francesca’s Holdings Corp. *	29,585
1,665	Fred’s, Inc.	23,027
1,368	Genesco, Inc. *	85,705
1,186	Group 1 Automotive, Inc.	103,123
1,070	Haverty Furniture Cos, Inc.	25,049
1,208	Hibbett Sports, Inc. *	41,265
780	Kirkland’s, Inc.	17,932
1,394	Lithia Motors, Inc.	163,642
1,269	Lumber Liquidators Holdings, Inc. *	17,538

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	RETAIL (Continued) - 5.7%
1,203	MarineMax, Inc. *	$19,007
2,579	Men’s Wearhouse, Inc.	103,108
873	Movado Group, Inc.	22,471
901	Outerwall, Inc.	54,060
1,603	Papa John’s International, Inc.	112,483
2,688	Pep Boys *	40,428
1,058	PetMed Express, Inc.	17,796
1,346	Popeyes Louisiana Kitchen, Inc. *	75,968
887	Red Robin Gourmet Burgers, Inc. *	66,427
2,246	Regis Corp. *	37,104
3,239	Ruby Tuesday, Inc. *	16,940
1,771	Ruth’s Hospitality Group, Inc.	27,468
1,541	Sonic Automotive, Inc.	38,433
3,041	Sonic Corp.	86,790
1,614	Stage Stores, Inc.	15,704
1,385	Stein Mart, Inc.	12,271
3,886	Texas Roadhouse, Inc.	133,484
1,999	Tuesday Morning Corp. *	10,815
1,530	Vitamin Shoppe, Inc. *	43,896
1,010	Zumiez, Inc. *	17,655
		2,219,986
	SAVINGS & LOANS - 1.4%
5,116	Astoria Financial Corp.	81,651
1,902	Bank Mutual Corp.	13,770
755	Bofl Holding, Inc. *	60,408
3,409	Brookline Bancorp, Inc.	38,692
1,504	Dime Community Bancshares, Inc.	26,094
2,359	Northfield Bancorp, Inc.	36,140
5,856	Northwest Bancshares, Inc.	78,822
1,843	Oritani Financial Corp.	29,341
3,432	Provident Financial Services, Inc.	69,738
6,640	Sterling Bancorp	102,190
		536,846
	SEMICONDUCTORS - 3.2%
3,233	Brooks Automation, Inc.	35,692
1,153	Cabot Microelectronics Corp. *	60,936
1,016	CEVA, Inc. *	23,744
3,856	Cirrus Logic, Inc. *	118,880
1,149	Cohu, Inc.	14,466
1,802	Diodes, Inc. *	41,266
1,047	DSP Group, Inc. *	10,575
2,394	Exar Corp. *	13,622
2,627	Kopin Corp. *	7,014
3,773	Kulicke & Soffa Industries, Inc. *	39,994
5,310	Microsemi Corp.*	191,213
2,946	MKS Instruments, Inc.	103,817
2,178	Monolithic Power Systems, Inc.	135,951
1,106	Nanometrics, Inc. *	16,900
897	Pericom Semiconductor Corp.	15,653

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	SEMICONDUCTORS (Continued) - 3.2%
1,719	Power Integrations, Inc.	$86,999
4,196	QLogic Corp. *	52,030
6,144	Rambus, Inc. *	63,406
1,683	Rudolph Technologies, Inc. *	21,525
3,290	Semtech Corp. *	57,575
2,860	Tessera Technologies, Inc.	100,014
1,415	Ultratech, Inc. *	22,116
1,902	Veeco Instruments, Inc. *	34,274
		1,267,662
	SOFTWARE - 3.5%
2,886	Blackbaud, Inc.	180,923
1,901	Bottomline Technologies de, Inc. *	52,620
512	Computer Programs & Systems, Inc.	19,461
1,574	Constant Contact, Inc. *	41,081
1,664	CSG Systems International, Inc.	55,777
1,285	Digi International, Inc. *	16,577
1,429	Ebix, Inc.	39,626
1,591	Epiq Systems, Inc.	21,956
833	Interactive Intelligence Group, Inc. *	26,939
1,181	ManTech International Corp.	34,131
2,943	MedAssets, Inc. *	69,690
3,057	Medidata Solutions, Inc. *	131,451
479	MicroStrategy, Inc. *	82,422
1,946	Monotype Imaging Holdings, Inc.	53,204
2,020	Omnicell, Inc. *	54,944
2,901	Progress Software Corp. *	70,436
2,171	Quality Systems, Inc.	30,503
2,325	Synchronoss Technologies, Inc. *	81,794
1,703	SYNNEX Corp.	150,613
4,702	Take-Two Interactive Software, Inc. *	156,106
1,740	Tangoe, Inc. *	14,407
		1,384,661
	STORAGE/WAREHOUSING - 0.2%
2,576	Mobile Mini, Inc.	88,202

	TELECOMMUNICATIONS - 2.4%
2,606	ADTRAN, Inc.	40,471
1,557	Anixter International, Inc. *	106,779
487	Atlantic Tele-Network, Inc.	37,217
788	Black Box Corp.	9,621
1,763	CalAmp Corp. *	33,426
10,476	Cincinnati Bell, Inc. *	39,495
773	Comtech Telecommunications Corp.	18,676
2,327	Consolidated Communications Holdings, Inc.	51,427
1,525	General Communication, Inc. *	31,057
4,274	Harmonic, Inc. *	24,618
3,930	Iridium Communications, Inc. *	32,265
2,878	Ixia *	41,472
1,371	LogMeIn, Inc. *	92,351

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	TELECOMMUNICATIONS (Continued) - 2.4%
921	Lumos Networks Corp.	$11,936
1,653	NETGEAR, Inc. *	68,434
4,537	Ruckus Wireless, Inc. *	51,177
1,119	Spok Holdings, Inc.	20,176
2,469	ViaSat, Inc. *	162,855
12,090	Viavi Solutions, Inc. *	71,935
		945,388
	TEXTILES - 0.4%
1,157	G&K Services, Inc.	76,154
823	UniFirst Corp.	86,473
		162,627
	TRANSPORTATION - 1.8%
1,184	ArcBest Corp.	30,666
1,177	Atlas Air Worldwide Holdings, Inc. *	48,539
1,093	Celadon Group, Inc.	15,827
1,235	Echo Global Logistics, Inc. *	29,381
975	Era Group, Inc. *	13,562
1,719	Forward Air Corp.	77,974
3,654	Heartland Express, Inc.	68,805
1,595	Hornbeck Offshore Services, Inc. *	21,548
1,992	Hub Group, Inc. *	79,640
3,433	Knight Transportation, Inc.	87,267
1,170	Marten Transport Ltd	19,176
2,563	Matson, Inc.	117,462
1,368	Roadrunner Transportation System, Inc. *	14,556
1,260	Saia, Inc. *	29,749
2,389	Tidewater, Inc.	29,504
4,399	Uti Worldwide, Inc. *	31,365
		715,021
	WATER - 0.2%
1,906	American States Water Co.	77,670

	TOTAL COMMON STOCKS (Cost $35,427,683)	34,967,579

See accompanying notes to financial statements.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 10.0%
	EQUITY FUNDS - 10.0%
16,200	iShares Core S&P Small-Cap ETF	$1,831,410
20,185	SPDR S&P 600 Small Cap ETF	2,096,010
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,994,378)	3,927,420

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
496,989	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 0.00% ** (Cost $496,989)	$496,989

	TOTAL INVESTMENTS - 100.4% (Cost $39,919,050) (a)	$39,391,988
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(174,212)
	NET ASSETS - 100.0%	$39,217,776

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,893,090 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,036,586
Unrealized Depreciation:	(3,537,688)
Net Unrealized Depreciation:	$(501,102)

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.

See accompanying notes to financial statements.

Fortunatus Protactical New Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015

ASSETS
Investment in securities at fair value (identified cost $39,919,050)	$39,391,988
Receivable for securities sold	186,320
Receivable for Fund shares sold	59,966
Dividends and interest receivable	15,130
Prepaid expenses and other assets	11,699
TOTAL ASSETS	39,665,103

LIABILITIES
Payable for investments purchased	297,133
Payable for Fund shares redeemed	99,145
Investment advisory fees payable	31,785
Related party payable	3,126
Accrued expenses and other liabilities	16,138
TOTAL LIABILITIES	447,327
NET ASSETS	$39,217,776

Net Assets Consist Of:
Paid in capital	$39,342,695
Undistributed net investment income	25,960
Accumulated net realized gain from security transactions	376,183
Net unrealized depreciation on investments	(527,062)
NET ASSETS	$39,217,776

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.84	*
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$10.44

Class I Shares:
Net Assets	$39,217,766
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,985,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.84

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemption of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Fortunatus Protactical New Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2015 *

INVESTMENT INCOME
Dividends (Less foreign dividend witholding tax $48)	$431,512
Interest	550
TOTAL INVESTMENT INCOME	432,062

EXPENSES
Investment advisory fees	275,665
Administrative services fees	50,855
Transfer agent fees	32,815
Accounting services fees	29,128
Legal fees	18,885
Registration fees	17,916
Audit fees	15,501
Printing and postage expenses	11,074
Trustees fees and expenses	9,927
Compliance officer fees	9,584
Custodian fees	4,194
Insurance expense	1,503
Other expenses	2,926
TOTAL EXPENSES	479,973

NET INVESTMENT LOSS	(47,911)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	435,074
Net change in unrealized depreciation on investments	(527,062)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(91,988)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,899)

*	The Fortunatus Protactical New Opportunity Fund commenced operations on December 29, 2014.

See accompanying notes to financial statements.

Fortunatus Protactical New Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31,
2015 **
FROM OPERATIONS
Net investment loss	$(47,911)
Net realized gain from security transactions	435,074
Net change in unrealized depreciation on investments	(527,062)
Net decrease in net assets resulting from operations	(139,899)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class I	45,158,821
Redemption fee proceeds:
Class I	5,597
Payments for shares redeemed:
Class I	(5,806,753)
Net increase in net assets resulting from shares of beneficial interest	39,357,675

TOTAL INCREASE IN NET ASSETS	39,217,776

NET ASSETS
Beginning of Period	—
End of Period*	$39,217,776
* Includes undistributed net investment income of:	$25,960

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	4,563,835
Shares Redeemed	(578,245)
Net increase in shares of beneficial interest outstanding	3,985,590

**	The Fortunatus Protactical New Opportunity Fund commenced operations on December 29, 2014.

See accompanying notes to financial statements.

Fortunatus Protactical New Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class I
	Period Ended		Period Ended
	October 31,		October 31,
	2015 (1)		2015 (1)
Net asset value, beginning of period	$10.00		$10.00
Activity from investment operations:
Net investment (loss) (2)	(0.00	) (7)	(0.01)
Net realized and unrealized loss on investments (8)	(0.16)		(0.15)
Total from investment operations	(0.16)		(0.16)
Paid-in-Capital From Redemption Fees	—		0.00 (7)
Net asset value, end of period	$9.84		$9.84
Total return (3)(5)	(1.60)%		(1.60)%
Net assets, at end of period	$10	(6)	$39,218
Ratio of net expenses to average net assets (4)(9)	1.94%		1.69%
Ratio of net investment loss to average net assets (4)(9)	0.00%		(0.17)%
Portfolio Turnover Rate (5)	16%		16%

(1)	The Fortunatus Protactical New Opportunity Fund shares commenced operations on December 29, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Actual net assets, amount not truncated.

(7)	Amount represents less than $0.005 per share.

(8)	Net realized and unrealized gain(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gain (losses) in the Statement of Operations due to the share transactions for the period.

(9)	Ratio is calculated for each share class as a whole, therefore, and individual investor’s ratio may vary.

See accompanying notes to financial statements.

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements
October 31, 2015

1.	ORGANIZATION

The Fortunatus Protactical New Opportunity Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 29, 2014. The investment objective is to seek long – term growth of capital.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but require a minimum initial investment of $100,000 and the minimum subsequent investment is $1,000. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements (Continued)
October 31, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements (Continued)
October 31, 2015

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$34,967,579	$—	$—	$34,967,579
Exchange Traded Funds	3,927,420	—	—	3,927,420
Short Term Investment	496,989		—	496,989
Total	$39,391,988	$—	$—	$39,391,988

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

*	Refer to the Portfolio of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements (Continued)
October 31, 2015

these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2015, amounted to $43,882,671 and $4,848,934 respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Fortunatus Fund Management, LLC. (the “Adviser”) serves as investment adviser to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.97% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the Fund’s average daily net assets for Class A and Class I, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the period ended October 31, 2015 there were no 12b-1 fees incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the period ended October 31, 2015, the Distributor did not earn underwriting commissions for sales of Class A and Class I shares, and no commissions were paid to the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements (Continued)
October 31, 2015

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	TAX COMPONENTS OF CAPITAL

The Fund made no distributions for the period ended October 31, 2015.

As of October 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$368,601	$7,582	$—	$—	$—	$(501,102)	$(124,919)

The difference between book basis and tax basis accumulated net investment income (loss) and unrealized depreciation from investments is primarily attributable to the tax adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax treatment for non-deductible expenses, net operating losses and short-term capital gains, and tax adjustments for real estate investment trusts, resulted in reclassifications for the period ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(14,980)	$73,871	$(58,891)

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended October 31, 2015, the Fund assessed $5,597 redemption fees.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Fortunatus Protactical New Opportunity Fund
Notes to Financial Statements (Continued)
October 31, 2015

8.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Trust has concluded that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares no later than the close of business on December 31, 2015.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of Fortunatus Protactical New Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fortunatus Protactical New Opportunity Fund (the Fund), a series of the Two Roads Shared Trust, as of October 31, 2015, the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from December 29, 2014 (commencement of operations) through October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortunatus Protactical New Opportunity Fund as of October 31, 2015, and the results of its operations, changes in its net assets and its financial highlights for the period from December 29, 2014 (commencement of operations) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado December 30, 2015

Fortunatus Protactical New Opportunity Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2015

As a shareholder of Fortunatus Protactical New Opportunity Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 through October 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/15	10/31/15	5/1/15 – 10/31/15	5/1/15 – 10/31/15
Actual –	Class A	$1,000.00	$980.10	$10.58	2.12%
	Class I	$1,000.00	$980.10	$ 9.33	1.87%

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/15	10/31/15	5/1/15 – 10/31/15	5/1/15 – 10/31/15
Hypothetical –	Class A	$1,000.00	$1,014.52	$10.76	2.12%
	Class I	$1,000.00	$1,015.78	$ 9.50	1.87%
(5% return before expenses)

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2015

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	121	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	121	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff, Malito & Hutcher, LLP (2004- 2010)	11	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (2007-2010);	11	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

10/31/15 – Two Roads v2

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

October 31, 2015

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); and President and Manager, Blu Giant, LLC (2004 - 2011).	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012 to present); Vice President (from 2004 to Present; Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).	N/A	N/A

*	Information is as of December 21, 2015.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-798-3646.

10/31/15 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3646.

INVESTMENT ADVISOR
Fortunatus Investments, LLC
135 W North St, Suite 10
Brighton, MI 48116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Gersten is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 – $15,000

(b)	Audit-Related Fees
2015 – None

(c)	Tax Fees

2015 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015

Audit-Related Fees:      0.00%

Tax Fees:      0.00%

All Other Fees:      0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/11/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/11/16

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/11/16